Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	50 Months Ended	60 Months Ended	113 Months Ended	114 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Apr. 16, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Jan. 12, 2015	Nov. 30, 2014	Nov. 25, 2014	Jan. 27, 2014	Nov. 30, 2013
Account Value [Line Items]
Account Value																	$ 12,372
Smead Value Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX) with sales charge
Account Value	$ 30,842	$ 30,842	$ 30,842	$ 30,842	$ 30,842	$ 30,842	$ 30,842	$ 25,991	$ 25,784	$ 24,397	$ 17,168		$ 17,154	$ 15,268	$ 14,033	$ 11,455	11,603		$ 10,923		$ 9,424
Average Annual Return, Percent		24.02%		14.39%			11.34%
Smead Value Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class A/SVFAX)
Average Annual Return, Percent		31.59%		15.75%			12.00%
Smead Value Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class C/SVFCX)
Account Value	$ 59,153	$ 59,153	$ 59,153	$ 59,153	59,153	59,153	$ 59,153	49,996	49,927	47,493	33,614	$ 25,000
Average Annual Return, Percent		30.71%	23.21%
Smead International Value Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Investor Class/SVXLX)
Account Value	$ 25,735	$ 25,735	$ 25,735	$ 25,735	$ 25,735	25,735	25,735	21,194	19,964	16,996	12,148		11,784	10,464	12,040	9,312	10,732	$ 10,000
Average Annual Return, Percent		35.54%		20.19%	10.60%
Smead Value Fund (Class I1)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class I1/SVFFX)
Account Value	$ 3,374,669	$ 3,374,669	3,374,669	$ 3,374,669	$ 3,374,669	3,374,669	$ 3,374,669	2,840,385	2,810,691	2,651,955	1,861,891		1,855,184	1,646,544	1,511,606	1,230,389	1,243,456		1,167,451			$ 1,000,000
Average Annual Return, Percent		31.91%		16.05%			12.69%
Smead Value Fund (Class R1)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R1/SVFDX)
Account Value	$ 69,281	$ 69,281	69,281	$ 69,281	69,281	$ 69,281	$ 69,281	58,504	58,126	55,124	38,888		38,959	34,783	32,067	26,254	26,687		25,197	$ 25,000
Average Annual Return, Percent		31.33%		15.46%		11.30%
Smead Value Fund (Class Y)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class Y/SVFYX)
Account Value	$ 29,492,076	$ 29,492,076	29,492,076	$ 29,492,076	29,492,076	$ 29,492,076	29,492,076	24,806,001	24,523,605	23,121,658	16,212,305		16,134,075	14,302,232	13,108,435	10,653,607	10,753,152		10,078,547	10,000,000
Average Annual Return, Percent		32.00%		16.18%		12.03%
Smead Value Fund (Class R2)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Class R2/SVFKX)
Account Value	$ 71,976	$ 71,976	71,976	$ 71,976	71,976	$ 71,976	71,976	60,715	60,384	57,198	40,342		40,382	36,015	32,190	26,325	26,727		25,197	$ 25,000
Average Annual Return, Percent		31.23%		15.52%		11.75%
Smead Value Fund (Investor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead Value Fund (Investor Class/SMVLX)
Account Value	$ 31,023	$ 31,023	31,023	$ 31,023	31,023	$ 31,023	$ 31,023	27,659	27,448	25,967	18,274		18,258	16,247	14,954	12,206			11,645			$ 10,000
Average Annual Return, Percent		31.53%		15.75%			11.99%
Smead International Value Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class C/SVXCX)
Account Value	$ 60,056	$ 60,056	60,056	$ 60,056	$ 60,056	60,056	$ 60,056	49,643	47,110	40,380	29,070		28,410	25,420	29,450	22,930	26,650	25,000
Average Annual Return, Percent		34.55%		19.32%	9.79%
Smead International Value Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX) with sales charge
Account Value	$ 23,900	$ 23,900	23,900	$ 23,900	$ 23,900	23,900	23,900	19,699	18,590	15,854	11,349		11,021	9,804	11,293	8,745	10,098	9,423
Average Annual Return, Percent		27.55%		18.59%	9.73%
Smead International Value Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class A/SVXAX)
Average Annual Return, Percent		35.32%		20.00%	10.43%
Smead International Value Fund (Class I1)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class I1/SVXFX)
Account Value	$ 2,603,085	$ 2,603,085	2,603,085	$ 2,603,085	$ 2,603,085	2,603,085	2,603,085	2,142,602	2,016,400	1,714,800	1,224,000		1,185,200	1,051,600	1,208,000	932,800	1,074,000	1,000,000
Average Annual Return, Percent		35.68%		20.34%	10.74%
Smead International Value Fund (Class Y)
Account Value [Line Items]
Line Graph and Table Measure Name	Smead International Value Fund (Class Y/SVXYX)
Account Value	$ 26,351,988	$ 26,351,988	26,351,988	$ 26,351,988	$ 26,351,988	26,351,988	26,351,988	21,675,694	20,364,000	17,284,000	12,328,000		11,928,000	10,568,000	12,112,000	9,344,000	10,752,000	10,000,000
Average Annual Return, Percent		35.89%		20.49%	10.88%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Total Return)
Account Value	$ 35,937	$ 35,937	$ 35,937	$ 35,937	$ 35,937	$ 35,937	$ 35,937	30,886	27,131	29,883	23,361		19,889	17,129	16,118	13,118	12,139		11,815		10,000
Average Annual Return, Percent		28.19%	18.48%	15.80%		12.40%	12.69%
Russell 1000 Value Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index (Total Return)
Account Value	$ 25,005	$ 25,005	$ 25,005	$ 25,005	25,005	$ 25,005	$ 25,005	22,011	21,717	21,203	17,344		17,051	15,316	14,876	12,955	11,565		$ 11,695		$ 10,000
Average Annual Return, Percent		21.71%	16.00%	10.74%		8.26%	8.61%
MSCI All Country World Index ex USA Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex-USA (Net-USD)
Account Value	$ 16,357	$ 16,357	$ 16,357	$ 16,357	$ 16,357	$ 16,357	$ 16,357	14,722	13,474	15,289	14,009		12,791	11,503	12,519	9,812	9,815	10,000
Average Annual Return, Percent		16.74%		6.81%	5.39%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index Net
Account Value	$ 17,515	$ 17,515	$ 17,515	$ 17,515	$ 17,515	$ 17,515	$ 17,515	$ 15,533	$ 13,824	$ 15,385	$ 13,890		$ 13,057	$ 11,613	$ 12,614	$ 9,912	$ 10,288	$ 10,000
Average Annual Return, Percent		18.53%		8.05%	6.16%